DESCRIPTION OF ORGANIZATION AND PRINCIPAL ACTIVITIES - Group's VIE information (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Group's VIE information
Term deposits	¥ 274,351,895		¥ 97,555,565
Restricted cash	216,395,796		107,666,733		$ 29,646,103
Accounts receivable, net	131,921,419		94,956,170		18,073,160
Inventories	649,177,719		392,790,141		88,936,983
Prepayments and other current assets	267,938,339		195,072,129		36,707,402
Total current assets	2,169,806,471		1,760,614,198		297,262,269
Property, plant and equipment, net	320,013,632		323,112,366		43,841,688
Intangible assets, net	1,043,801		1,306,401		143,000
Operating lease right-of-use assets	71,223,350		76,821,285		9,757,559
Deferred income tax assets	31,752,254		20,747,021		4,350,041
Other non-current assets	19,318,659		6,730,378		2,646,645
Total assets	2,613,158,167		2,189,331,649		358,001,202
Short-term bank borrowings	200,000,000		100,000,000		27,399,888
Notes payable	294,348,768		167,282,688		40,325,616
Accounts payable	869,015,140		575,724,288		119,054,586
Income taxes payable	1,071,914		1,357,913		146,852
Advances from customers	35,892,860		19,304,488		4,917,302
Deferred revenue-current	50,247,103		41,755,097		6,883,825
Accrued expenses and other current liabilities	201,356,008		165,511,396		27,585,659
Total current liabilities	1,651,931,793		1,070,935,870		226,313,728
Deferred revenue-non-current	16,886,859		13,168,111		2,313,490
Deferred income tax liabilities	3,269,464		2,362,494		447,915
Operating lease liabilities-non-current	89,990		280,421		12,329
Other non-current liabilities	9,697,841		8,968,519		1,328,599
Total liabilities	1,681,875,947		1,095,715,415		$ 230,416,061
Revenues	3,288,296,344	$ 450,494,752	2,651,757,646	¥ 3,168,597,334
Net loss	(193,200,639)	(26,468,379)	(271,835,982)	(49,462,929)
Net cash (used in) provided by operating activities	52,286,618	7,163,238	93,735,092	(121,856,343)
Net cash provided by (used in) investing activities	(292,428,847)	(40,062,588)	216,310,708	397,891,899
Net cash (used in) provided by financing activities	100,267,335	13,736,569	(59,345,977)	(17,796,914)
Effect of foreign currency exchange rate changes on cash and restricted cash	6,051,800	829,093	8,913,200	30,043,572
Net increase (decrease) in cash and restricted cash	(133,823,094)	(18,333,688)	259,613,023	288,282,214
Cash, cash equivalents and restricted cash at the beginning of the year	980,240,193	134,292,356	720,627,170	432,344,956
Cash, cash equivalents and restricted cash at the end of the year	846,417,099	$ 115,958,668	980,240,193	720,627,170
VIE
Group's VIE information
Cash	543,298,396		620,484,535
Term deposits	134,178,095		20,000,000
Restricted cash	376,157		145,000
Accounts receivable, net	117,003,716		91,975,054
Inventories	582,024,734		386,966,973
Prepayments and other current assets	234,385,266		177,957,171
Amounts due from inter-companies	213,867,617		44,220,970
Total current assets	1,825,133,981		1,341,749,703
Property, plant and equipment, net	318,530,570		321,213,398
Intangible assets, net	887,955		1,102,870
Operating lease right-of-use assets	71,223,350		76,821,285
Deferred income tax assets	31,752,254		20,747,021
Other non-current assets	19,309,049		6,720,608
Total assets	2,266,837,159		1,768,354,885
Short-term bank borrowings	200,000,000		100,000,000
Notes payable	294,348,768		167,282,688
Accounts payable	856,557,922		575,235,413
Amounts due to inter-companies	492,542,370		467,282,009
Income taxes payable	909,115		1,195,114
Advances from customers	32,623,364		16,399,926
Deferred revenue-current	50,247,103		41,755,097
Accrued expenses and other current liabilities	192,470,955		151,286,008
Total current liabilities	2,119,699,597		1,520,436,255
Deferred revenue-non-current	16,886,859		13,168,111
Deferred income tax liabilities	3,269,464		2,362,494
Operating lease liabilities-non-current	89,990		280,421
Other non-current liabilities	9,697,841		8,968,519
Total liabilities	2,149,643,751		1,545,215,800
Revenues	3,395,510,431		2,645,570,002	3,187,989,945
Net loss	(129,349,151)		(236,441,380)	(9,347,980)
Net cash (used in) provided by operating activities	51,395,662		93,727,586	(74,417,318)
Net cash provided by (used in) investing activities	(231,450,112)		82,502,334	455,930,283
Net cash (used in) provided by financing activities	100,000,000		(60,000,000)	(20,000,000)
Effect of foreign currency exchange rate changes on cash and restricted cash	3,099,468		4,599,207	7,993,970
Net increase (decrease) in cash and restricted cash	(76,954,982)		120,829,127	369,506,935
Cash, cash equivalents and restricted cash at the beginning of the year	620,629,535		499,800,408	130,293,473
Cash, cash equivalents and restricted cash at the end of the year	¥ 543,674,553		¥ 620,629,535	¥ 499,800,408